TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class Shares

Institutional Class Shares

Supplement dated June 14, 2013

to the Prospectus dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 28, 2013:

1.                          The second paragraph under “Principal Strategy” on page 10 is deleted and replaced with the following:

The Fund invests its assets using the following six Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 16.7% of its assets to each Investment Strategy.

2.                          The ninth paragraph under “Principal Strategy on page 10 is deleted in its entirety.

3.                          The paragraphs under “Portfolio Managers” on page 13 are deleted and replaced with the following:

Portfolio Managers

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA.  The Global Financial Services Strategy is managed by lead portfolio manager David Honold.  The Global Medical Sciences Strategy is managed by lead portfolio manager Vijay Shankaran, MD, PhD.  The Select Opportunities Strategy is managed by lead portfolio manager Frank Sustersic, CFA.  The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA.  The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Donald W. Smith, CFA and Joshua B. Kohn, CFA.

David Honold, Portfolio Manager/Security Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in 2001.  Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager joined Turner in 2006.  Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined

Turner in 1994.  Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010. Donald W. Smith, CFA, Portfolio Manager/Security Analyst, joined Turner in 2003. Joshua B. Kohn, CFA, Portfolio Manager/Global Security Analyst, joined Turner in 2010.

4.                          The second paragraph under “TURNER SPECTRUM FUND:  Fund Strategy” on page 40 is deleted and replaced with the following:

The Fund invests its assets utilizing the following six Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	16.7%
Turner Global Financial Services Strategy	16.7%
Turner Global Medical Sciences Strategy	16.7%
Turner Select Opportunities Strategy	16.7%
Turner Titan Strategy	16.7%
Turner Global Resources and Infrastructure Strategy	16.7%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

5.                          The second paragraph on page 48 and the fourth paragraph on page 49 under “Portfolio Managers” are deleted and replaced with the following:

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA.  The Global Financial Services Strategy is managed by a team led by David Honold.  The Global Medical Sciences Strategy is managed by a team led by Vijay Shankaran, MD, PhD.  The Select Opportunities Strategy is managed by a team led by Frank Sustersic, CFA.  The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA.  The Global Resources and Infrastructure Strategy is managed by a team co-led by Donald W. Smith, CFA and Joshua B. Kohn, CFA.

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007. He is the lead portfolio manager of the Market Neutral Fund. Prior to joining Turner, Mr. Glaser was employed with Susquehanna International Group and

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was managing director at JP Morgan Chase and Robertson Stephens & Company. He has 18 years of investment experience.

6.                          Effective June 28, 2013, the Market Neutral Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Market Neutral Strategy in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TUR-FS-13-01

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TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated June 14, 2013

to the Statement of Additional Information (“SAI”) dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective June 28, 2013:

1.                          The paragraph under “INVESTMENT POLICIES:  Turner Spectrum Fund” on page 3 is deleted and replaced by the following:

Turner Spectrum Fund:  The Spectrum Fund invests its assets utilizing the following six Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure.  Each of the Investment Strategies is described in more detail below.  The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion.  The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints.  Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	16.7%
Turner Global Financial Services Strategy	16.7%
Turner Global Medical Sciences Strategy	16.7%
Turner Select Opportunities Strategy	16.7%
Turner Titan Strategy	16.7%
Turner Global Resources and Infrastructure Strategy	16.7%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

2.                          The first full paragraph under “INVESTMENT POLICIES” on page 5 is deleted in its entirety.

3.                          The first entry in the table titled “Spectrum Fund” on page 42 is deleted in its entirety.

4.                          The sixth line in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Spectrum Fund” on page 52 is deleted.

5.                          Effective June 28, 2013, the Market Neutral Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Market Neutral Strategy in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TUR-SAI-30-01

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